Principal Group companies (Details)	12 Months Ended
Dec. 31, 2024
Glaxo Group Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Operations UK Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Wellcome UK Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Capital plc | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Export Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Finance plc | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Finance (No. 2) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Holdings Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline IHC Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property (No.2) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property (No.3) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property (No.4) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property Development Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Intellectual Property Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Research & Development Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Smith Kline Services Unlimited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline UK Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline US Trading Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Setfirst Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
SmithKline Beecham Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ViiV Healthcare Finance Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare UK (No.3) Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare UK Limited | England
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
GlaxoSmithKline AG (Switzerland) | Switzerland
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Wellcome Production S.A.S (France) | France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline B.V. (Netherlands) | Netherlands
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Biologicals SA (Belgium) | Belgium
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline GmbH & Co. KG (Germany) | Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Manufacturing SpA (Italy) | Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Pharma GmbH (Austria) | Austria
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Pharmaceuticals SA (Belgium) | Belgium
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline S.A. (Spain) | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline S.p.A. (Italy) | Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Single Member A.E.B.E. (Greece) | Greece
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Trading Services Limited (Republic of Ireland) | Ireland
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Capital B.V. (Netherlands) | Netherlands
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Services Sp z o.o. (Poland) | Poland
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Vaccines GmbH (Germany) | Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Vaccines S.r.l. (Italy) | Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
JSC GlaxoSmithKline Trading (Russia) | Russia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Laboratoire GlaxoSmithKline (France) | France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Laboratorios ViiV Healthcare, S.L. (Spain) | Spain
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare GmbH (Germany) | Germany
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare S.r.l. (Italy) | Italy
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
ViiV Healthcare SAS (France) | France
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
Affinivax, Inc | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Aiolos Bio, Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Corixa Corporation | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Capital Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Holdings (Americas) Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline LLC | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Human Genome Sciences, Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Stiefel Laboratories, Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Tesaro, Inc. | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ViiV Healthcare Company | US
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%
Glaxo Saudi Arabia Limited (Saudi Arabia) | Saudi Arabia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Life Sciences FZE (United Arab Emirates) | United Arab Emirates
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Colombia S.A. | Colombia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Glaxo Wellcome Manufacturing Pte Ltd (Singapore) | Singapore
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline (Thailand) Limited (Thailand) | Thailand
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Biopharma Argentina S.A. | Argentina
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Australia Pty Ltd (Australia) | Australia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Brasil Limitada (Brazil) | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Far East B.V. (Taiwan) | Taiwan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Ilaclari Sanayi ve Ticaret A.S. (Turkey) | Turkey
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Inc. (Canada) | Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline K.K. (Japan) | Japan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Korea Limited (Republic of Korea) | Republic of Korea
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Limited (Hong Kong) | Hong Kong
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Mexico S.A. de C.V. (Mexico) | Mexico
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GlaxoSmithKline Pakistan Limited (Pakistan) | Pakistan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	82.60%
GlaxoSmithKline Pharmaceuticals Limited (India) | India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%
GSK Enterprise Management Co, Ltd (China) | China
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
GSK Pharma Vietnam Company Limited (Vietnam) | Vietnam
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ID Biomedical Corporation of Quebec (Canada) | Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ViiV Healthcare K.K (Japan) | Japan
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.30%